Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-based Compensation
Summary of Stock Option Activity for Plan

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (years)
Outstanding at December 31, 2025	9,072,974	$0.91	—
Granted	1,110,416	4.54	—
Exercised	(211,647)	—	—
Forfeited	(164,613)	—	—
Outstanding at March 31, 2026	9,807,130	$1.36	8.33
Vested and Exercisable at March 31, 2026	4,270,235	$0.17	7.64

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at January 1, 2024	5,643,900	$0.00
Granted	752,520	$0.00
Outstanding at December 31, 2024	6,396,420	$0.00
Granted	2,686,075	$3.09
Forfeited	(9,521)	$0.67
Outstanding at December 31, 2025	9,072,974	$0.91	9.05
Vested and Exercisable at December 31, 2025	3,831,951	$0.16	7.87

Summary of Weighted Average Assumptions

The fair value of each option granted during the three months ended March 31, 2026, was estimated on the date of grant using the weighted average assumptions in the table below:

BSM
Assumptions
for Grants in
2026
Expected volatility	51.5%
Risk-free interest rate	3.9%
Expected term (in years)	6.0
Expected dividend yield	0.0%

The fair value of each option granted during the year ended December 31, 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	50.3%
Risk-free interest rate	3.7%
Expected term (in years)	5.9
Expected dividend yield	0.0%

Summary of Restricted Stock

	Weighted Average Grant
	Date Fair Value
Unvested at December 31, 2025	499,720	$0.00
Vested	(88,186)	—
Unvested at March 31, 2026	411,534	$0.00

Unvested at January 1, 2024	1,410,975	$0.00
Vested	(558,511)	$0.00
Unvested at December 31, 2024	852,464	$0.00
Vested	(352,744)	$0.00
Unvested at December 31, 2025	499,720	$0.00